Annual Total Returns - Fidelity Emerging Markets Discovery Fund [BarChart] - 10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-11 - Fidelity Emerging Markets Discovery Fund - Fidelity Advisor Emerging Markets Discovery Fund: Class A
Dec. 30, 2020
Bar Chart Table:
Annual Return 2012	35.06%
Annual Return 2013	0.14%
Annual Return 2014	(4.53%)
Annual Return 2015	(9.21%)
Annual Return 2016	9.93%
Annual Return 2017	37.21%
Annual Return 2018	(19.18%)
Annual Return 2019	19.31%